Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (2,682,408)	$ (27,163)	$ (31,540)
Net cash used in investing activities	(1,750,100)	(4,000)	(2,000)
Net cash provided by financing activities	$ 4,141,180	$ 105,000	$ 45,000